Ohio · Kentucky · Indiana · Tennessee
Kevin L. Cooney
KCOONEY@FBTLAW.COM
(513) 651-6712
March 2, 2007
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Annuity Investors Separate Account B (File No. 811-08017) The Commodore Spirit Variable Annuity Contract (File No. 333-19725) Post-Effective Amendment No. 19
Ladies and Gentlemen:
     Enclosed for filing is Post-Effective Amendment No. 19 (the “Amendment”) to the Registration Statement of The Commodore Spirit Variable Annuity Contract (the “Contract”) of Annuity Investors Separate Account B (the “Registrant”) of Annuity Investors Life Insurance Company (the “Company”). The Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act of 1993 (the “1933 Act”). The Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 Act before May 1, 2007. The second post-effective amendment will update the identified text and make additional plain English upgrades.
     In the following paragraphs, we have summarized the revisions to the prospectus (the “Prospectus”) in the Amendment. Due to the plain English revisions that were made throughout the Prospectus, we have not tagged the Prospectus to identify the location of revised text.
     Addition of Disclosure Related to New Optional Riders. The Company intends to offer benefits through 2 new optional riders: a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Withdrawal Benefit. The Prospectus now includes information about these benefits. The Registrant has incorporated the form of the corresponding riders as exhibits to the Amendment.
     Definitions. The Registrant is simplifying the Definitions section, which will include only defined terms used throughout the Prospectus. The Registrant will define other terms at the beginning of the Prospectus section in which they are used.
     Condensed Financial Information. The Registrant has moved the condensed financial information to Appendix A.
     Description of Underlying Portfolios. The Registrant has revised the discussion of the underlying portfolios to reflect a substitution of certain portfolios. This discussion also reflects the

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Securities and Exchange Commission
March 2, 2007

addition of new portfolios that correspond to new subaccounts that the Registrant will offer as investment options. In addition, the Registrant has streamlined the discussion of the underlying portfolios in the body of the Prospectus. It has moved the more detailed description of the each portfolio’s investment objectives and strategies to Appendix B.
     Plain English Revisions. The Registrant continues to make revisions to incorporate additional elements of Plain English into the Prospectus.
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     The Registrant and Separate Account C of the Company are making substantially similar changes in each of the following post-effective amendments that are being filed concurrently (the “Concurrent Amendments”).
•	Post Effective Amendment No. 19 of The Commodore Spirit Variable Annuity Contract (File No. 333-19725) of Annuity Investors Separate Account B (File No.811-08017).

•	Post Effective Amendment No. 13 of The Commodore Advantage Variable Annuity Contract (File No. 333-51971) of Annuity Investors Separate Account B (File No.811-08017).

•	Post Effective Amendment No. 8 of The Commodore Majesty Variable Annuity Contract (File No. 333-88302) of Annuity Investors Separate Account C (File No.811-21095).

•	Post Effective Amendment No. 9 of The Commodore Helmsman Variable Annuity Contract (File No. 333-88300) of Annuity Investors Separate Account C (File No.811-21095).
In light of the similar nature of the changes in each of the Amendment and the Concurrent Amendments, the Registrant hereby requests selective review of the Concurrent Amendments.
     If you have any questions or comments related to the Amendment or the request for selective review, please contact Kevin L. Cooney at 513.651.6712 or Michael E. Nitardy at 513.651.6492.

Sincerely,

/s/ Kevin L. Cooney

Kevin L. Cooney
cc: Karen M. McLaughlin, Esq.